Exhibit 99.1

KPMG LLP
Suite 700
20 Pacifica
Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Navient Credit Funding, LLC (the “Company”)
Navient Corporation
Navient Solutions, LLC
Credit Suisse Securities (USA) LLC (the “Structuring Agent”)
Barclays Capital Inc.
J.P. Morgan Securities LLC
RBC Capital Markets, LLC
(together, the “Specified Parties”)

Re: Navient Private Education Loan Trust 2020-I – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in an electronic data file entitled “CO201019120631_ UPDATED.TXT” (the “Data File”), provided by the Company on October 20, 2020, containing certain information related to 71,153 student loans (the “Student Loans”) as of October 14, 2020 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering by Navient Private Education Loan Trust 2020-I. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties.

Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We are independent certified public accountants with respect to the Company and its affiliates under Rule 1.200.001 of the AICPA’s Code of Professional Conduct.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that Current Principal Balance and Remaining Term were within $1.00 and one (1) month, respectively.

•	The terms “CLASS System,” “ENCORE System,” and “FDR System” mean the Company’s servicing systems.

•
The term “Amortized Payment History Schedule” means a schedule, provided by the Company, containing payment history information for certain Selected Student Loans (defined below) extracted from the FDR System.

•	The term “Loan File” means any file containing some or all of the following documents, as applicable, for each of the Selected Student Loans:

−	Promissory Note, Truth in Lending Disclosure, Loan Application, Loan Credit Agreement, Application

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Summary, and NRI Origination Disclosure in the Encore System;

−	Amortized Payment History Schedule;

−
#BS Screen, #BS1 Screen, #BS3 Screen, #BS5 Screen, #CSS Screen, #CDS Screen, #NM CR Screen, #NM CC Screen, #NM AF Screen, #EDH Screen, #ED2 Screen, #CIS Screen, #NPO Screen, #HDI Screen, and Enterprise Data Warehouse (“EDW”) query in the FDR System; and,

−	Loan Disbursement Data Screen (#113 Screen), Loan Disbursement Data Screen (#115 Screen), and School Profile Screen (#728 Screen) in the CLASS System.

The Loan File, furnished by the Company, was represented to be either a copy of the original Loan File or electronic records contained within the ENCORE System, FDR System, and/or CLASS System.

A.
We randomly selected a sample of Student Loans from the Data File, utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%, as instructed by the Company. The selection criteria resulted in a sample of 361 Student Loans (the “Selected Student Loans,” as listed in Exhibit A attached hereto).

B.
For each Selected Student Loan, we compared or recomputed the specified attributes in the Data File to or using the corresponding information in the respective Loan File. The Specified Parties indicated that the absence of any of the noted documents or the inability to agree the indicated information from the Data File to the Loan File for each of the attributes identified, utilizing instructions provided by the Company (as applicable), constituted an exception. The Loan File documents are listed in the order of priority until such attribute was agreed.

Attributes	Loan File/Company’s Instructions

Social Security Number
Promissory Note, Loan Application, Loan Credit Agreement, Loan Amount on the Promissory Note, Refinance Total on Application Summary, Total Loan Amount on Truth in Lending Disclosure and Total Loan Amount on NRI Origination Disclosure, Insurance Premium amount in “INS PREM” field on Loan Disbursement Data Screen (#113 Screen), and instructions provided by the Company described below

Signature(s) on the Promissory Note, Loan Application or Loan Credit Agreement
Promissory Note, Loan Application, Loan Credit Agreement, and instructions provided by the Company described below. We performed no procedures with regard to any signatory requirements on the Promissory Note, Loan Application, or Loan Credit Agreement, or to confirm the authenticity of the signature(s).

Disbursement Year	“1ST ACTIVE DATE” field on #BS5 Screen, Loan Disbursement Data Screen (#115 Screen “1st DISB” field)

Original Principal Balance	“TOTALDISB” field within the “DISBMNTS” tab of #HDI Screen, Loan Disbursement Data Screen (#115 Screen “DISB PRIN” field)

Current Principal Balance
“ACCOUNT BALANCE” field on #CSS Screen, documentation of change that affects the current principal balance on #CIS Screen, “CUR BAL” field on #BS Screen, “FINANCIAL INSTITUTION” field on #NM CC Screen, “RPMT FEE” field or “CAP INT” field on

Attributes	Loan File/Company’s Instructions

#ED2 Screen, “LATE FEE” field, “RETRO PROCESSING” field, or Interest Rate on #CSS Screen, “CYCLE DATE” on #EDH Screen, first “PAYMENT” of the cycle on #CSS Screen or #CDS Screen, and instructions provided by the Company described below

Loan Type	“#14” field on #NM CC Screen

Loan Status
“CURR LOAN STATUS” field on #EDH Screen and “MISC FIELD 2” field on the #BS3 Screen, notation of status change on #CIS Screen, “ORIG STMT STATUS” field on #ED2 Screen, and instructions provided by the Company described below

Current Status End Date
“CYCLE DATE,” “CURR:GRAD/SEP DT,” or “MATURITY DT” fields on #EDH Screen, “ORIG: GRAD/ SEP DT” field on #ED2 Screen, “METHOD OVERRIDE END DATE” field using the “RULS MIN PAY (CP PO RM)” field on #NPO Screen, notation of status change on #CIS Screen, date in the “MIN PAY DUE” field on #EDH Screen, EDW query, and instructions provided by the Company described below

Remaining Term
“CYCLE DATE,” “MATURITY DT,” “DUE DATE,” and “CURR LOAN STATUS” fields on #EDH Screen, “METHOD OVERRIDE END DATE” using the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen, “MISC FIELD 2” field on #BS3 Screen, “#9” field on #NM CC Screen, and instructions provided by the Company described below

Repayment Schedule Type
“CYCLE DATE” or “CURR LOAN STATUS” field on #EDH Screen, “MISC FIELD 2” field on #BS3 Screen, “METHOD OVERRIDE ID” using the “RULS MIN PAY (CP PO RM)” field on #NPO Screen, and instructions provided by the Company described below

Interest Rate
“INT RT” field on #EDH Screen, “INT 1%” field and “INT 2%” field in “ORIG STMT VALUES” section on #ED2 Screen, “AUTO PAY FLAG” field on #NM AF Screen, and #HDI Screen for Interest Rate with borrower benefit related information

School Type 1	“MISC FIELD 5” field on #BS3 Screen and instructions provided by the Company described below

School Type 2 (Title IV)
“SCHL CODE” field and “SCHL TYPE” field on School Profile Screen (#728 Screen), Loan Disbursement Data Screen (#115 Screen field “SCHL CODE”), “SCHOOL BRANCH” field on School Profile Screen (#728 Screen), and instructions provided by the Company described below

Attributes	Loan File/Company’s Instructions

State of Residence	#BS1 Screen, documentation of change that affects the state of residence on #CIS Screen

Recent FICO	“DATE CB SCORE GENERATED” and “CREDIT BUREAU SCORE” field on #NM CR Screen, and instructions provided by the Company described below

Original FICO	“EDS SCR01” or “EDS SCR02” field in “FICO INFO” tab on #HDI Screen

1.
For purposes of comparing the Social Security Number and Signature(s) on the Promissory Note, Loan Application, or Loan Credit Agreement, in order to identify if the Promissory Note, Loan Application, or Loan Credit Agreement corresponded to the Selected Student Loan, we were instructed by the Company to compare the requested Loan Amount plus any origination fee indicated on the Promissory Note, Loan Application, or Loan Credit Agreement, or the Total Loan Amount indicated on the Truth in Lending Disclosure or the NRI Origination Disclosure, or the Refinance Total indicated on the Application Summary, to the Original Principal Balance of the Selected Student Loan set forth in the Data File. In the event the Promissory Note was not present, the Company instructed us to observe the Signature(s) on the Loan Application or the Loan Credit Agreement. In the event the Loan Amount on the Promissory Note, Loan Application, or Loan Credit Agreement was lower than the Original Principal Balance, the Company instructed us to observe if the difference was attributable to the Insurance Premium amount in the “INS PREM” field on the Loan Disbursement Data Screen (#113 Screen). If the difference was attributable to the Insurance Premium amount, such difference was not considered an exception. The Promissory Note, Loan Application, or Loan Credit Agreement was available for all Selected Student Loans.

2.	For purposes of comparing or recomputing Current Principal Balance, the Company instructed us to:

a)	Compare the “ACCOUNT BALANCE” field on the #CSS Screen or documentation of a change that affects the current principal balance on the #CIS Screen to the “BAL_CURR” field in the Data File.

b)
In the event the “ACCOUNT BALANCE” field on the #CSS Screen or documentation of change that affects the current principal balance on the #CIS Screen did not agree to the “BAL_CURR” field in the Data File, compare the amount in the “CUR BAL” field on the #BS Screen to the “BAL_CURR” field in the Data File.

c)
In the event the “CUR BAL” field on the #BS Screen did not agree to the “BAL_CURR” field in the Data File, compare the amount in the “FINANCIAL INSTITUTION” field on the #NM CC Screen to the “BAL_CURR” field in the Data File.

d)	In the event the “FINANCIAL INSTITUTION” field on the #NM CC Screen did not agree to the “BAL_CURR” field in the Data File, recompute the Current Principal Balance as follows:

i.
To the “ACCOUNT BALANCE” field on the #CSS Screen, add any applicable Repayment Fee (shown as “RPMT FEE” on the #ED2 Screen) or applicable Capitalized Interest (shown as “CAP INT” on the #ED2 Screen) or applicable Late Fee (shown as “LATE FEE” on the #CSS Screen);

ii.
Subtract any amount indicated in the “RETRO PROCESSING” field on the #CSS Screen and any additional principal payment applied after the Cutoff Date, which was identified by subtracting the recalculated accrued interest (Interest Rate on #CSS Screen multiplied by the number of days from the start of the “CYCLE DATE” on the #EDH Screen to the day before the date of the first PAYMENT on the #CSS Screen or the #CDS Screen, multiplied by the “ACCOUNT BALANCE” field on the #CSS Screen) from the first PAYMENT made; and,

iii.	Subtract any principal paid amount in the “PRINCIPAL PAID” field from the Amortized Payment History Schedule after the last transaction date reflected in the #CSS Screen but before the Cutoff Date.

3.	For purposes of comparing Loan Status, the Company instructed us to consider the Loan Status to be:

a)	“In-Repayment” if the “CURR LOAN STATUS” field on the #EDH Screen indicated “RPMT,” “F***,” “SSFP,” “SSP*,” or “FORP.”

b)	“Forbearance” if the “CURR LOAN STATUS” field on the #EDH Screen indicated “SSF*.”

c)	“In-Repayment” if:

i.	the “CURR LOAN STATUS” field on the #EDH Screen indicated “D***,” and the Repayment Type on the “MISC FIELD 2” on the #BS3 Screen was not “F0025” or “FX025;”

ii.
the “CURR LOAN STATUS” field on the #EDH Screen was other than “DMIP” or “F***,” and the Repayment Type in the “MISC FIELD 2” field on the #BS3 Screen was either “F0025,” “FX025,” “SOIOP,” or blank; or,

iii.	the “CURR LOAN STATUS” field on the #EDH Screen indicated “SCHL,” or “GRCE,” and the Repayment Type in the “MISC FIELD 2” field on the #BS3 Screen was not “D000*.”

4.
For purposes of comparing the Current Status End Date, the Company instructed us to compare the “CUR_STATUS_END_DT” field in the Data File to the “CURR: GRAD/SEP DT” or “MATURITY DT” field on the #EDH Screen, or the “ORIG: GRAD/SEP DT” field on the #ED2 Screen plus one month, or to the “METHOD OVERRIDE END DATE” field after the Cutoff Date using the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen. In the event the Selected Student Loan was updated after the Cutoff Date, the Company instructed us to view the #CIS Screen to identify if any change was made to the Current Status End Date after the Cutoff Date or if any change was made to the “MIN PAY DUE” field corresponding to the ”CYCLE DATE” prior to the Cutoff Date on the #EDH Screen.

5.	For purposes of comparing or recomputing Remaining Term, the Company instructed us as follows:

a)
If the “CURR LOAN STATUS” field on the #EDH Screen indicated as “GRCE,” “RPMT,” “SSP*,” “SSF*,” “SCHL,” all “F” repayment types, all “D” repayment types in the “MISC FIELD 2” field on #BS3 Screen (except for “DSCH”/“F0025,” “DSCH”/“SOIOP,” “DSCH”/“PPIOP,” “SCHL”/ repayment type not “D****” or “GRCE”/ repayment type not “D****”), subtract the Cutoff Date from the “CYCLE DATE” after the “MATURITY DT” (one month after the “MATURITY DT”), both on the #EDH Screen, and divide the result by the average number of days in a month (i.e., 30.4375). The Company instructed us to consider repayment type “P0000” to be the same as “D0000” and repayment type “PPIOP” to be the same as “SOIOP.” If the Cutoff Date was later than the “DUE DATE” on the #EDH Screen, we were instructed by the Company to subtract one month from the calculation. The Company informed us that the day of the “CYCLE DATE” and the day of the “MATURITY DT” both on the #EDH Screen should agree. In certain instances where the days did not agree, we were instructed by the Company to utilize the “CYCLE DATE” for purposes of recomputing the Remaining Term;

b)
If the “CURR LOAN STATUS” field on the #EDH Screen indicated “DSCH,” “SCHL,” or “GRCE,” and the “MISC FIELD 2” field on the #BS3 Screen was either “F0025,” “SOIOP,” or “PPIOP,” recompute the Remaining Term as the sum of (1) the difference greater than zero between the Cutoff Date and the “METHOD OVERRIDE END DATE” field using the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen, divided by the average number of days in a month (i.e., 30.4375), and (2) the difference between the Cutoff Date and the “CYCLE DATE” after the “MATURITY

DATE” on the #EDH Screen, divided by the average number of days in a month (i.e., 30.4375); and,

c)
If the “CURR LOAN STATUS” field on the #EDH Screen indicated “GRCE” or “SCHL” and the “MISC FIELD 2” field on the #BS3 Screen was “D0000,” compare the Remaining Term to the “#9” field on the #NM CC Screen.

6.	For purpose of comparing Repayment Schedule Type, we were instructed by the Company as follows:

a)
If the “MISC FIELD 2” field on the #BS3 Screen indicated the Repayment Type as either “D0000,” “F0025,” “FX025,” “SOIOP,” “PPIOP,” “D000E,” “P0000,” “PPIOE,” “FX02E,” or blank and the “CYCLE DATE” was before the Cutoff Date, the Repayment Schedule Type was “V;”

b)	If the “MISC FIELD 2” field on the #BS3 Screen indicated the Repayment Type as either “F0025” or “FX025” and the “CYCLE DATE” was on or after the Cutoff Date, the Repayment Schedule Type was “W;”

c)
If the “MISC FIELD 2” field on the #BS3 Screen indicated the Repayment Type as either blank, “PPIOP” or “SOIOP” and the “CYCLE DATE” was on or after the Cutoff Date, the Repayment Schedule Type was “Z;”

d)	If the “MISC FIELD 2” field on the #BS3 Screen indicated the Repayment Type as “D0000” and the “CYCLE DATE” was on or after the Cutoff Date, the Repayment Schedule Type was “N;”

e)	If the “CURR LOAN STATUS” field on the #EDH Screen indicated “DMIP,” GRPM,” “F***” (excluding “FORP”) or “SSF*,” the Repayment Schedule Type was “N;”

f)	If the “CURR LOAN STATUS” field on the #EDH Screen indicated “DSCH” and the Repayment Type on the “MISC FIELD 2” on the #BS3 Screen was either “F0025” or “FX025,” the Repayment Schedule Type was “E;”

g)
If the “CURR LOAN STATUS” field on the #EDH Screen indicated “DSCH” and the Repayment Type on the “MISC FIELD 2” field on the #BS3 Screen was “SOIOP,” “PPIOP” or blank, the Repayment Schedule Type was “D;”

h)	If the “CURR LOAN STATUS” field on the #EDH Screen indicated “SS**,” the Repayment Schedule Type was the last character in the “CURR LOAN STATUS” field on the #EDH Screen;

i)	If the “MISC FIELD 2” field on the #BS3 Screen indicated a Repayment Type which had an “E” in the fifth character, the Repayment Schedule Type was “V.”

j)	If none of the criteria above applied, we were instructed by the Company to identify the “METHOD OVERRIDE ID” using the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen and:

i.	If the “METHOD OVERRIDE ID” on the #NPO Screen began with “FBSS**,” the Repayment Schedule Type was the last character of the “METHOD OVERRIDE ID;”

ii.
If (1) the “METHOD OVERRIDE ID” on the #NPO Screen began with either “DFDMIP” or “DFGRPM,” or “FB*,” but was not “FBFORP,” (2) the “METHOD OVERRIDE ID” on the #NPO Screen began with “DF*” and the “MISC FIELD 2” field on the #BS3 Screen indicated the Repayment Type as “D*,” “P0000,” or “P000L,” or (3) the “METHOD OVERRIDE ID” on the #NPO Screen began with “FBFORP” and the “MISC FIELD 2” field on the #BS3 Screen indicated the Repayment Type as “D*,” “P0000,” or “P000L,” the Repayment Schedule Type was “N;”

iii.
If the “METHOD OVERRIDE ID” on the #NPO Screen began with “DF*” and the “MISC FIELD 2” field on the #BS3 Screen indicated the Repayment Type as “F*,” “CT010,” or “CT01L,” the Repayment Schedule Type was “E;”

iv.	If the “METHOD OVERRIDE ID” on the #NPO Screen began with “DF*” and the “MISC FIELD 2” field on the #BS3 Screen indicated no Repayment Type, the Repayment Schedule Type was “D;”

v.
If the “METHOD OVERRIDE ID” on the #NPO Screen began with “FBFORP” and the “MISC FIELD 2” field on the #BS3 Screen indicated the Repayment Type as “F*,” “CT0010,” or “CT01L,” the Repayment Schedule Type was “W;” or,

vi.
If the “METHOD OVERRIDE ID” on the #NPO Screen was blank and the “MISC FIELD 2” field on the #BS3 Screen indicated the Repayment Type as blank, “CTIOP,” “CTIOL,” “LGIOP,” “LGIOL,” “PPIOP,” “PPIOL,” “SOIOP,” or “SOIOL,” the Repayment Schedule Type was “Z.”

k)	If none of the criteria above regarding the “METHOD OVERRIDE ID” applied, we were instructed by the Company as follows:

i.
If the “CURR LOAN STATUS” field on the #EDH Screen indicated either “SCHL” or “GRCE” and the “MISC FIELD 2” field on the #BS3 Screen indicated the Repayment Type as “D*,” “P0000,” or “P000L,” the Repayment Schedule Type was “N;”

ii.
If the “CURR LOAN STATUS” field on the #EDH Screen indicated either “SCHL” or “GRCE” and the “MISC FIELD 2” field on the #BS3 Screen indicated the Repayment Type as “F*,” “CT010,” or “CT01L,” the Repayment Schedule Type was “W;” or,

iii.
If the “CURR LOAN STATUS” field on the #EDH Screen indicated either “SCHL” or “GRCE” and the “MISC FIELD 2” field on the #BS3 Screen indicated the Repayment Type as blank, the Repayment Schedule Type was “Z.”

l)	If none of the criteria above applied, we were instructed by the Company that the Repayment Schedule Type was “V.”

7.
For purposes of comparing School Type 1 and School Type 2, the Company instructed us to perform the procedure if the “SCHOOL_CODE” in the Data File was “000000,” which means there was no single school code associated with the Selected Student Loan. No such situations were found for the Selected Student Loans.

8.
For purposes of comparing School Type 2, in the event the last two numbers of the “SCHOOL_CODE” in the Data File were not “00,” we were instructed by the Company to enter the last two numbers of the school code into the “SCHOOL BRANCH” field on the School Profile Screen (#728 Screen) to retrieve the “SCHL TYPE” field. We compared the retrieved “SCHL TYPE” field to the “TITLE_IV_SCH_CODE” field on the Data File.

9.
For purposes of comparing Recent FICO, we were informed by the Company that if the “DATE CB SCORE GENERATED” on the #NM CR Screen was either after the Cutoff Date or within six (6) months prior to the Cutoff Date, the “CREDIT BUREAU SCORE” field on the #NM CR Screen would display a more recent FICO than the one listed in the “REC_FICO” field in the Data File, and instructed not to consider such differences to be exceptions. No such situations were found for the Selected Student Loans.

The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Loan Files, except as listed in Exhibit B.

Based on the results of the procedures performed, there is a 95.0% confidence level that the maximum estimated error occurrence rate for each of the attributes across the entire population of 71,153 Student Loans does not exceed 5.0%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on information included in the Data File, Loan Files, methodologies and instructions provided by the Company, without verification or evaluation of such information, methodologies, or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Student Loans, (ii) the reasonableness of the methodologies or instructions provided by the Company, (iii) the reliability or accuracy of the Loan Files which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California
November 19, 2020

Exhibit A - The Selected Student Loans

Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*
1	2020I001	39	2020I039	77	2020I077	115	2020I115	153	2020I153
2	2020I002	40	2020I040	78	2020I078	116	2020I116	154	2020I154
3	2020I003	41	2020I041	79	2020I079	117	2020I117	155	2020I155
4	2020I004	42	2020I042	80	2020I080	118	2020I118	156	2020I156
5	2020I005	43	2020I043	81	2020I081	119	2020I119	157	2020I157
6	2020I006	44	2020I044	82	2020I082	120	2020I120	158	2020I158
7	2020I007	45	2020I045	83	2020I083	121	2020I121	159	2020I159
8	2020I008	46	2020I046	84	2020I084	122	2020I122	160	2020I160
9	2020I009	47	2020I047	85	2020I085	123	2020I123	161	2020I161
10	2020I010	48	2020I048	86	2020I086	124	2020I124	162	2020I162
11	2020I011	49	2020I049	87	2020I087	125	2020I125	163	2020I163
12	2020I012	50	2020I050	88	2020I088	126	2020I126	164	2020I164
13	2020I013	51	2020I051	89	2020I089	127	2020I127	165	2020I165
14	2020I014	52	2020I052	90	2020I090	128	2020I128	166	2020I166
15	2020I015	53	2020I053	91	2020I091	129	2020I129	167	2020I167
16	2020I016	54	2020I054	92	2020I092	130	2020I130	168	2020I168
17	2020I017	55	2020I055	93	2020I093	131	2020I131	169	2020I169
18	2020I018	56	2020I056	94	2020I094	132	2020I132	170	2020I170
19	2020I019	57	2020I057	95	2020I095	133	2020I133	171	2020I171
20	2020I020	58	2020I058	96	2020I096	134	2020I134	172	2020I172
21	2020I021	59	2020I059	97	2020I097	135	2020I135	173	2020I173
22	2020I022	60	2020I060	98	2020I098	136	2020I136	174	2020I174
23	2020I023	61	2020I061	99	2020I099	137	2020I137	175	2020I175
24	2020I024	62	2020I062	100	2020I100	138	2020I138	176	2020I176
25	2020I025	63	2020I063	101	2020I101	139	2020I139	177	2020I177
26	2020I026	64	2020I064	102	2020I102	140	2020I140	178	2020I178
27	2020I027	65	2020I065	103	2020I103	141	2020I141	179	2020I179
28	2020I028	66	2020I066	104	2020I104	142	2020I142	180	2020I180
29	2020I029	67	2020I067	105	2020I105	143	2020I143	181	2020I181
30	2020I030	68	2020I068	106	2020I106	144	2020I144	182	2020I182
31	2020I031	69	2020I069	107	2020I107	145	2020I145	183	2020I183
32	2020I032	70	2020I070	108	2020I108	146	2020I146	184	2020I184
33	2020I033	71	2020I071	109	2020I109	147	2020I147	185	2020I185
34	2020I034	72	2020I072	110	2020I110	148	2020I148	186	2020I186
35	2020I035	73	2020I073	111	2020I111	149	2020I149	187	2020I187
36	2020I036	74	2020I074	112	2020I112	150	2020I150	188	2020I188
37	2020I037	75	2020I075	113	2020I113	151	2020I151	189	2020I189
38	2020I038	76	2020I076	114	2020I114	152	2020I152	190	2020I190

(*)	The Company has assigned a unique Loan ID number to each student loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the Account Numbers.
A-1

Exhibit A - The Selected Student Loans

Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*
191	2020I191	229	2020I229	267	2020I267	305	2020I305	343	2020I343
192	2020I192	230	2020I230	268	2020I268	306	2020I306	344	2020I344
193	2020I193	231	2020I231	269	2020I269	307	2020I307	345	2020I345
194	2020I194	232	2020I232	270	2020I270	308	2020I308	346	2020I346
195	2020I195	233	2020I233	271	2020I271	309	2020I309	347	2020I347
196	2020I196	234	2020I234	272	2020I272	310	2020I310	348	2020I348
197	2020I197	235	2020I235	273	2020I273	311	2020I311	349	2020I349
198	2020I198	236	2020I236	274	2020I274	312	2020I312	350	2020I350
199	2020I199	237	2020I237	275	2020I275	313	2020I313	351	2020I351
200	2020I200	238	2020I238	276	2020I276	314	2020I314	352	2020I352
201	2020I201	239	2020I239	277	2020I277	315	2020I315	353	2020I353
202	2020I202	240	2020I240	278	2020I278	316	2020I316	354	2020I354
203	2020I203	241	2020I241	279	2020I279	317	2020I317	355	2020I355
204	2020I204	242	2020I242	280	2020I280	318	2020I318	356	2020I356
205	2020I205	243	2020I243	281	2020I281	319	2020I319	357	2020I357
206	2020I206	244	2020I244	282	2020I282	320	2020I320	358	2020I358
207	2020I207	245	2020I245	283	2020I283	321	2020I321	359	2020I359
208	2020I208	246	2020I246	284	2020I284	322	2020I322	360	2020I360
209	2020I209	247	2020I247	285	2020I285	323	2020I323	361	2020I361
210	2020I210	248	2020I248	286	2020I286	324	2020I324
211	2020I211	249	2020I249	287	2020I287	325	2020I325
212	2020I212	250	2020I250	288	2020I288	326	2020I326
213	2020I213	251	2020I251	289	2020I289	327	2020I327
214	2020I214	252	2020I252	290	2020I290	328	2020I328
215	2020I215	253	2020I253	291	2020I291	329	2020I329
216	2020I216	254	2020I254	292	2020I292	330	2020I330
217	2020I217	255	2020I255	293	2020I293	331	2020I331
218	2020I218	256	2020I256	294	2020I294	332	2020I332
219	2020I219	257	2020I257	295	2020I295	333	2020I333
220	2020I220	258	2020I258	296	2020I296	334	2020I334
221	2020I221	259	2020I259	297	2020I297	335	2020I335
222	2020I222	260	2020I260	298	2020I298	336	2020I336
223	2020I223	261	2020I261	299	2020I299	337	2020I337
224	2020I224	262	2020I262	300	2020I300	338	2020I338
225	2020I225	263	2020I263	301	2020I301	339	2020I339
226	2020I226	264	2020I264	302	2020I302	340	2020I340
227	2020I227	265	2020I265	303	2020I303	341	2020I341
228	2020I228	266	2020I266	304	2020I304	342	2020I342

(*)	The Company has assigned a unique Loan ID number to each student loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the Account Numbers.
A-2

Exhibit B - Exception List

Selected Student Loan Number	Student Loan Number	Attribute	Per Data File	Per Loan File

62	2020I062	Current Status End Date	12/27/2029	11/27/2020

B-1